Drilling units (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of drilling units
The following table summarizes the movement for the six months ended June 30, 2018 (Predecessor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2018 (Predecessor)	17,335	(4,119)	13,216
Additions	117	—	117
Depreciation	—	(388)	(388)
Impairment	(414)	—	(414)
As at June 30, 2018 (Predecessor)	17,038	(4,507)	12,531

The following table summarizes the movement for the six months ended June 30, 2019 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2019 (Successor)	6,890	(231)	6,659
Additions	61	—	61
Depreciation	—	(207)	(207)
As at June 30, 2019 (Successor)	6,951	(438)	6,513